Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Jul. 01, 2016
Supplement [Text Block]	jpmt22_SupplementTextBlock

JPMORGAN TRUST II

J.P. Morgan Municipal Bond Funds

JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Municipal Income Fund
JPMorgan Tax Free Bond Fund
JPMorgan Ohio Municipal Bond Fund
(All Share Classes)
Prospectuses, Summary Prospectuses and Statements of Additional Information dated July 1, 2016

Supplement dated September 8, 2016

to the Prospectuses, Summary Prospectuses and Statements of Additional Information as dated above, as supplemented

Effective November 1, 2016, the contractual expense waivers for each of JPMorgan Intermediate Tax Free Bond Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan California Tax Free Bond Fund, and JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Municipal Income Fund, JPMorgan Tax Free Bond Fund, JPMorgan Ohio Municipal Bond Fund, JPMorgan Tax Aware Real Return Fund, JPMorgan Tax Aware Income Opportunities Fund, JPMorgan Managed Income Fund and JPMorgan Tax Aware Equity Fund will be decreased as set forth below for each Fund.

In addition, at a meeting held on August 16-17, 2016, the Board of Trustees of JPMorgan Trust I, with regard to each of JPMorgan Managed Income Fund, JPMorgan Intermediate Tax Free Bond Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan California Tax Free Bond Fund, JPMorgan Tax Aware Equity Fund and JPMorgan Tax Aware Real Return Fund, and the Board of Trustees of JPMorgan Trust II, with regard to JPMorgan Short-Intermediate Municipal Bond Fund (each, an “Affected Fund”, and collectively, the “Affected Funds”), approved: (1) the conversion of Select Class Shares of each of the Affected Funds into Institutional Class Shares of the same Fund, (2) the increase in the Shareholder Service Fee of the Institutional Class Shares of the Affected Funds from 0.10% to 0.25% of its average daily net assets, (3) the reduction of the investment minimum for the Institutional Class Shares of the Affected Funds and (4) the renaming of the Institutional Class Shares of each Affected Fund to the Class I Shares on April 3, 2017. These changes were recommended by the Funds’ adviser, J.P. Morgan Investment Management Inc. (“JPMIM”).

As a result of the decreases in the contractual expense waivers and the changes approved by the Board of Trustees, the following changes will be made:

Select Class: Share Class Conversion

Effective April 3, 2017, Select Class Shares of the Affected Funds will no longer be available for purchase.

After the close of business on March 31, 2017, the Affected Funds will automatically convert their Select Class Shares into Institutional Class Shares. Prior to the conversion, shareholders of Select Class Shares may redeem their investments as described in the Fund’s Prospectus. Depending on the tax-status of the shareholder and whether or not the account is invested through a tax-deferred arrangement such as a 401(k) plan account, such redemption may be a taxable event resulting in taxable income to the shareholder. Please consult your tax advisor on this issue. The conversion will not be considered a taxable event for federal income tax purposes.

You can obtain additional information about the Institutional Class Shares of an Affected Fund by reviewing the Affected Fund’s prospectus. You can obtain a copy of your Affected Fund’s prospectus by visiting www.jpmorganfunds.com/funddocuments or by calling 1-800-480-4111.

If shares are not redeemed prior to the conversion, following the conversion, each shareholder owning Select Class Shares of an Affected Fund will own a number of Institutional Class Shares of the same Fund equal to the aggregate value of the shareholder’s Select Class Shares at the time of automatic conversion.

Share Class Name Change

Effective April 3, 2017, the Institutional Class Shares of the Affected Funds will change their name to Class I Shares.

Investment Minimum Reduction

Effective April 3, 2017, the investment minimum for Class I (the former Institutional Class Shares) Shares of the Affected Funds will be decreased from a minimum initial investment of $3,000,000 to a minimum initial investment of $1,000,000. Beginning on April 3, 2017, employees of JPMorgan Chase and its affiliates and officers or trustees of the Affected Funds will be permitted to invest in the Class I Shares of the Affected Funds with a minimum initial investment of $1,000. In addition, employees of JPMorgan Chase and its affiliates and officers or trustees of the Funds investing in Class I Shares of the Affected Funds will be permitted to establish Systematic Purchase and Redemptions Plans. If establishing a Systematic Purchase Plan, the minimum for subsequent investments will be $50.

Shareholder Service Fee Increase

Effective April 3, 2017, the Shareholder Service Fee for the Class I Shares of each Affected Fund will be increased from 0.10% to 0.25% of its average daily net assets. Additionally, the contractual expense waivers in effect on April 3, 2017 for each of the Affected Funds will remain in effect through October 31, 2018, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Fee Table and Expense Example Changes

In connection with these changes, effective November 1, 2016, the “Annual Fund Operating Expenses” and “Example” sections in the respective prospectus and summary prospectus are hereby replaced with those set forth below (which also takes into account the increase to the Shareholder Service Fee, effective April 3, 2017).

JPMorgan Short-Intermediate Municipal Bond Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class	Institutional Class
Management Fees	0.25%	0.25%	0.25%	0.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE	NONE
Other Expenses	0.37	0.40	0.37	0.37
Shareholder Service Fees	0.25	0.25	0.25	0.25 [2]
Remainder of Other Expenses	0.12	0.15	0.12	0.12

Total Annual Fund Operating Expenses	0.87	1.40	0.62	0.62
Fee Waivers and Expense Reimbursements[1]	(0.17)	(0.20)	(0.37)	(0.37)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.70	1.20	0.25	0.25

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.70%, 1.20%, 0.25% and 0.25% of the average daily net assets of Class A, Class C, Select Class and Institutional Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
2	Effective April 3, 2017, the Shareholder Service Fee will increase from 0.10% to 0.25% of the average daily net assets of Institutional Class Shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	295	462	663	1,242
CLASS C SHARES ($)	222	403	727	1,644
SELECT CLASS SHARES ($)	26	122	270	702
INSTITUTIONAL CLASS SHARES ($)	26	122	270	702

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	295	462	663	1,242
CLASS C SHARES ($)	122	403	727	1,644
SELECT CLASS SHARES ($)	26	122	270	702
INSTITUTIONAL CLASS SHARES ($)	26	122	270	702

JPMorgan Municipal Income Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.42	0.43	0.40
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.17	0.18	0.15
Acquired Fund Fees and Expenses	0.03	0.03	0.03

Total Annual Fund Operating Expenses	1.00	1.51	0.73
Fee Waivers and Expense Reimbursements[1]	(0.27)	(0.23)	(0.25)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.73	1.28	0.48

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.70%, 1.25%, and 0.45% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	447	628	855	1,505
CLASS C SHARES ($)	230	431	779	1,761
SELECT CLASS SHARES ($)	49	182	355	858

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	447	628	855	1,505
CLASS C SHARES ($)	130	431	779	1,761
SELECT CLASS SHARES ($)	49	182	355	858

JPMorgan Tax Free Bond Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.42	0.42	0.41
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.17	0.17	0.16

Total Annual Fund Operating Expenses	0.97	1.47	0.71
Fee Waivers and Expense Reimbursements[1]	(0.30)	(0.22)	(0.26)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.67	1.25	0.45

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.67%, 1.25%, and 0.45% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	441	613	833	1,466
CLASS C SHARES ($)	227	420	760	1,719
SELECT CLASS SHARES ($)	46	173	342	832

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	441	613	833	1,466
CLASS C SHARES ($)	127	420	760	1,719
SELECT CLASS SHARES ($)	46	173	342	832

JPMorgan Ohio Municipal Bond Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.43	0.44	0.44
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.18	0.19	0.19

Total Annual Fund Operating Expenses	0.98	1.49	0.74
Fee Waivers and Expense Reimbursements[1]	(0.23)	(0.24)	(0.24)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.75	1.25	0.50

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.25%, and 0.50% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	630	852	1,490
CLASS C SHARES ($)	227	423	766	1,737
SELECT CLASS SHARES ($)	51	187	363	872

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	630	852	1,490
CLASS C SHARES ($)	127	423	766	1,737
SELECT CLASS SHARES ($)	51	187	363	872

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SUMMARY PROSPECTUSES,
PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

JPMorgan Short-Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt22_SupplementTextBlock

JPMORGAN TRUST II

J.P. Morgan Municipal Bond Funds

JPMorgan Short-Intermediate Municipal Bond Fund
(All Share Classes)
Prospectuses, Summary Prospectuses and Statements of Additional Information dated July 1, 2016

Supplement dated September 8, 2016

to the Prospectuses, Summary Prospectuses and Statements of Additional Information as dated above, as supplemented

Effective November 1, 2016, the contractual expense waivers for each of JPMorgan Intermediate Tax Free Bond Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan California Tax Free Bond Fund, and JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Municipal Income Fund, JPMorgan Tax Free Bond Fund, JPMorgan Ohio Municipal Bond Fund, JPMorgan Tax Aware Real Return Fund, JPMorgan Tax Aware Income Opportunities Fund, JPMorgan Managed Income Fund and JPMorgan Tax Aware Equity Fund will be decreased as set forth below for each Fund.

In addition, at a meeting held on August 16-17, 2016, the Board of Trustees of JPMorgan Trust I, with regard to each of JPMorgan Managed Income Fund, JPMorgan Intermediate Tax Free Bond Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan California Tax Free Bond Fund, JPMorgan Tax Aware Equity Fund and JPMorgan Tax Aware Real Return Fund, and the Board of Trustees of JPMorgan Trust II, with regard to JPMorgan Short-Intermediate Municipal Bond Fund (each, an “Affected Fund”, and collectively, the “Affected Funds”), approved: (1) the conversion of Select Class Shares of each of the Affected Funds into Institutional Class Shares of the same Fund, (2) the increase in the Shareholder Service Fee of the Institutional Class Shares of the Affected Funds from 0.10% to 0.25% of its average daily net assets, (3) the reduction of the investment minimum for the Institutional Class Shares of the Affected Funds and (4) the renaming of the Institutional Class Shares of each Affected Fund to the Class I Shares on April 3, 2017. These changes were recommended by the Funds’ adviser, J.P. Morgan Investment Management Inc. (“JPMIM”).

As a result of the decreases in the contractual expense waivers and the changes approved by the Board of Trustees, the following changes will be made:

Select Class: Share Class Conversion

Effective April 3, 2017, Select Class Shares of the Affected Funds will no longer be available for purchase.

After the close of business on March 31, 2017, the Affected Funds will automatically convert their Select Class Shares into Institutional Class Shares. Prior to the conversion, shareholders of Select Class Shares may redeem their investments as described in the Fund’s Prospectus. Depending on the tax-status of the shareholder and whether or not the account is invested through a tax-deferred arrangement such as a 401(k) plan account, such redemption may be a taxable event resulting in taxable income to the shareholder. Please consult your tax advisor on this issue. The conversion will not be considered a taxable event for federal income tax purposes.

You can obtain additional information about the Institutional Class Shares of an Affected Fund by reviewing the Affected Fund’s prospectus. You can obtain a copy of your Affected Fund’s prospectus by visiting www.jpmorganfunds.com/funddocuments or by calling 1-800-480-4111.

If shares are not redeemed prior to the conversion, following the conversion, each shareholder owning Select Class Shares of an Affected Fund will own a number of Institutional Class Shares of the same Fund equal to the aggregate value of the shareholder’s Select Class Shares at the time of automatic conversion.

Share Class Name Change

Effective April 3, 2017, the Institutional Class Shares of the Affected Funds will change their name to Class I Shares.

Investment Minimum Reduction

Effective April 3, 2017, the investment minimum for Class I (the former Institutional Class Shares) Shares of the Affected Funds will be decreased from a minimum initial investment of $3,000,000 to a minimum initial investment of $1,000,000. Beginning on April 3, 2017, employees of JPMorgan Chase and its affiliates and officers or trustees of the Affected Funds will be permitted to invest in the Class I Shares of the Affected Funds with a minimum initial investment of $1,000. In addition, employees of JPMorgan Chase and its affiliates and officers or trustees of the Funds investing in Class I Shares of the Affected Funds will be permitted to establish Systematic Purchase and Redemptions Plans. If establishing a Systematic Purchase Plan, the minimum for subsequent investments will be $50.

Shareholder Service Fee Increase

Effective April 3, 2017, the Shareholder Service Fee for the Class I Shares of each Affected Fund will be increased from 0.10% to 0.25% of its average daily net assets. Additionally, the contractual expense waivers in effect on April 3, 2017 for each of the Affected Funds will remain in effect through October 31, 2018, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Fee Table and Expense Example Changes

In connection with these changes, effective November 1, 2016, the “Annual Fund Operating Expenses” and “Example” sections in the respective prospectus and summary prospectus are hereby replaced with those set forth below (which also takes into account the increase to the Shareholder Service Fee, effective April 3, 2017).

JPMorgan Short-Intermediate Municipal Bond Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class	Institutional Class
Management Fees	0.25%	0.25%	0.25%	0.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE	NONE
Other Expenses	0.37	0.40	0.37	0.37
Shareholder Service Fees	0.25	0.25	0.25	0.25 [2]
Remainder of Other Expenses	0.12	0.15	0.12	0.12

Total Annual Fund Operating Expenses	0.87	1.40	0.62	0.62
Fee Waivers and Expense Reimbursements[1]	(0.17)	(0.20)	(0.37)	(0.37)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.70	1.20	0.25	0.25

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.70%, 1.20%, 0.25% and 0.25% of the average daily net assets of Class A, Class C, Select Class and Institutional Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
2	Effective April 3, 2017, the Shareholder Service Fee will increase from 0.10% to 0.25% of the average daily net assets of Institutional Class Shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	295	462	663	1,242
CLASS C SHARES ($)	222	403	727	1,644
SELECT CLASS SHARES ($)	26	122	270	702
INSTITUTIONAL CLASS SHARES ($)	26	122	270	702

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	295	462	663	1,242
CLASS C SHARES ($)	122	403	727	1,644
SELECT CLASS SHARES ($)	26	122	270	702
INSTITUTIONAL CLASS SHARES ($)	26	122	270	702

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SUMMARY PROSPECTUSES,
PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/18
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
JPMorgan Short-Intermediate Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.70%	[1]
1 Year	rr_ExpenseExampleYear01	$ 295
3 Years	rr_ExpenseExampleYear03	462
5 Years	rr_ExpenseExampleYear05	663
10 Years	rr_ExpenseExampleYear10	1,242
1 Year	rr_ExpenseExampleNoRedemptionYear01	295
3 Years	rr_ExpenseExampleNoRedemptionYear03	462
5 Years	rr_ExpenseExampleNoRedemptionYear05	663
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,242
JPMorgan Short-Intermediate Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.20%	[1]
1 Year	rr_ExpenseExampleYear01	$ 222
3 Years	rr_ExpenseExampleYear03	403
5 Years	rr_ExpenseExampleYear05	727
10 Years	rr_ExpenseExampleYear10	1,644
1 Year	rr_ExpenseExampleNoRedemptionYear01	122
3 Years	rr_ExpenseExampleNoRedemptionYear03	403
5 Years	rr_ExpenseExampleNoRedemptionYear05	727
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,644
JPMorgan Short-Intermediate Municipal Bond Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.25%	[1]
1 Year	rr_ExpenseExampleYear01	$ 26
3 Years	rr_ExpenseExampleYear03	122
5 Years	rr_ExpenseExampleYear05	270
10 Years	rr_ExpenseExampleYear10	702
1 Year	rr_ExpenseExampleNoRedemptionYear01	26
3 Years	rr_ExpenseExampleNoRedemptionYear03	122
5 Years	rr_ExpenseExampleNoRedemptionYear05	270
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 702
JPMorgan Short-Intermediate Municipal Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.25%	[1]
1 Year	rr_ExpenseExampleYear01	$ 26
3 Years	rr_ExpenseExampleYear03	122
5 Years	rr_ExpenseExampleYear05	270
10 Years	rr_ExpenseExampleYear10	702
1 Year	rr_ExpenseExampleNoRedemptionYear01	26
3 Years	rr_ExpenseExampleNoRedemptionYear03	122
5 Years	rr_ExpenseExampleNoRedemptionYear05	270
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 702
JPMorgan Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt22_SupplementTextBlock

JPMORGAN TRUST II

J.P. Morgan Municipal Bond Funds

JPMorgan Municipal Income Fund
(All Share Classes)
Prospectuses, Summary Prospectuses and Statements of Additional Information dated July 1, 2016

Supplement dated September 8, 2016

to the Prospectuses, Summary Prospectuses and Statements of Additional Information as dated above, as supplemented

Effective November 1, 2016, the contractual expense waivers for each of JPMorgan Intermediate Tax Free Bond Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan California Tax Free Bond Fund, and JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Municipal Income Fund, JPMorgan Tax Free Bond Fund, JPMorgan Ohio Municipal Bond Fund, JPMorgan Tax Aware Real Return Fund, JPMorgan Tax Aware Income Opportunities Fund, JPMorgan Managed Income Fund and JPMorgan Tax Aware Equity Fund will be decreased as set forth below for each Fund.

As a result of the decreases in the contractual expense waivers and the changes approved by the Board of Trustees, the following changes will be made:

Fee Table and Expense Example Changes

In connection with these changes, effective November 1, 2016, the “Annual Fund Operating Expenses” and “Example” sections in the respective prospectus and summary prospectus are hereby replaced with those set forth below (which also takes into account the increase to the Shareholder Service Fee, effective April 3, 2017).

JPMorgan Municipal Income Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.42	0.43	0.40
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.17	0.18	0.15
Acquired Fund Fees and Expenses	0.03	0.03	0.03

Total Annual Fund Operating Expenses	1.00	1.51	0.73
Fee Waivers and Expense Reimbursements[1]	(0.27)	(0.23)	(0.25)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.73	1.28	0.48

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.70%, 1.25%, and 0.45% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	447	628	855	1,505
CLASS C SHARES ($)	230	431	779	1,761
SELECT CLASS SHARES ($)	49	182	355	858

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	447	628	855	1,505
CLASS C SHARES ($)	130	431	779	1,761
SELECT CLASS SHARES ($)	49	182	355	858

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SUMMARY PROSPECTUSES,
PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/18
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
JPMorgan Municipal Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.73%	[3]
1 Year	rr_ExpenseExampleYear01	$ 447
3 Years	rr_ExpenseExampleYear03	628
5 Years	rr_ExpenseExampleYear05	855
10 Years	rr_ExpenseExampleYear10	1,505
1 Year	rr_ExpenseExampleNoRedemptionYear01	447
3 Years	rr_ExpenseExampleNoRedemptionYear03	628
5 Years	rr_ExpenseExampleNoRedemptionYear05	855
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,505
JPMorgan Municipal Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.28%	[3]
1 Year	rr_ExpenseExampleYear01	$ 230
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	779
10 Years	rr_ExpenseExampleYear10	1,761
1 Year	rr_ExpenseExampleNoRedemptionYear01	130
3 Years	rr_ExpenseExampleNoRedemptionYear03	431
5 Years	rr_ExpenseExampleNoRedemptionYear05	779
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,761
JPMorgan Municipal Income Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.48%	[3]
1 Year	rr_ExpenseExampleYear01	$ 49
3 Years	rr_ExpenseExampleYear03	182
5 Years	rr_ExpenseExampleYear05	355
10 Years	rr_ExpenseExampleYear10	858
1 Year	rr_ExpenseExampleNoRedemptionYear01	49
3 Years	rr_ExpenseExampleNoRedemptionYear03	182
5 Years	rr_ExpenseExampleNoRedemptionYear05	355
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 858
JPMorgan Tax Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt22_SupplementTextBlock

JPMORGAN TRUST II

J.P. Morgan Municipal Bond Funds

JPMorgan Tax Free Bond Fund
(All Share Classes)
Prospectuses, Summary Prospectuses and Statements of Additional Information dated July 1, 2016

Supplement dated September 8, 2016

to the Prospectuses, Summary Prospectuses and Statements of Additional Information as dated above, as supplemented

Effective November 1, 2016, the contractual expense waivers for each of JPMorgan Intermediate Tax Free Bond Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan California Tax Free Bond Fund, and JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Municipal Income Fund, JPMorgan Tax Free Bond Fund, JPMorgan Ohio Municipal Bond Fund, JPMorgan Tax Aware Real Return Fund, JPMorgan Tax Aware Income Opportunities Fund, JPMorgan Managed Income Fund and JPMorgan Tax Aware Equity Fund will be decreased as set forth below for each Fund.

As a result of the decreases in the contractual expense waivers and the changes approved by the Board of Trustees, the following changes will be made:

Fee Table and Expense Example Changes

In connection with these changes, effective November 1, 2016, the “Annual Fund Operating Expenses” and “Example” sections in the respective prospectus and summary prospectus are hereby replaced with those set forth below (which also takes into account the increase to the Shareholder Service Fee, effective April 3, 2017).

JPMorgan Tax Free Bond Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.42	0.42	0.41
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.17	0.17	0.16

Total Annual Fund Operating Expenses	0.97	1.47	0.71
Fee Waivers and Expense Reimbursements[1]	(0.30)	(0.22)	(0.26)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.67	1.25	0.45

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.67%, 1.25%, and 0.45% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	441	613	833	1,466
CLASS C SHARES ($)	227	420	760	1,719
SELECT CLASS SHARES ($)	46	173	342	832

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	441	613	833	1,466
CLASS C SHARES ($)	127	420	760	1,719
SELECT CLASS SHARES ($)	46	173	342	832

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SUMMARY PROSPECTUSES,
PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/18
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
JPMorgan Tax Free Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.67%	[4]
1 Year	rr_ExpenseExampleYear01	$ 441
3 Years	rr_ExpenseExampleYear03	613
5 Years	rr_ExpenseExampleYear05	833
10 Years	rr_ExpenseExampleYear10	1,466
1 Year	rr_ExpenseExampleNoRedemptionYear01	441
3 Years	rr_ExpenseExampleNoRedemptionYear03	613
5 Years	rr_ExpenseExampleNoRedemptionYear05	833
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,466
JPMorgan Tax Free Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.25%	[4]
1 Year	rr_ExpenseExampleYear01	$ 227
3 Years	rr_ExpenseExampleYear03	420
5 Years	rr_ExpenseExampleYear05	760
10 Years	rr_ExpenseExampleYear10	1,719
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	420
5 Years	rr_ExpenseExampleNoRedemptionYear05	760
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,719
JPMorgan Tax Free Bond Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.45%	[4]
1 Year	rr_ExpenseExampleYear01	$ 46
3 Years	rr_ExpenseExampleYear03	173
5 Years	rr_ExpenseExampleYear05	342
10 Years	rr_ExpenseExampleYear10	832
1 Year	rr_ExpenseExampleNoRedemptionYear01	46
3 Years	rr_ExpenseExampleNoRedemptionYear03	173
5 Years	rr_ExpenseExampleNoRedemptionYear05	342
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 832
JPMorgan Ohio Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt22_SupplementTextBlock

JPMORGAN TRUST II

J.P. Morgan Municipal Bond Funds

JPMorgan Ohio Municipal Bond Fund
(All Share Classes)
Prospectuses, Summary Prospectuses and Statements of Additional Information dated July 1, 2016

Supplement dated September 8, 2016

to the Prospectuses, Summary Prospectuses and Statements of Additional Information as dated above, as supplemented

Effective November 1, 2016, the contractual expense waivers for each of JPMorgan Intermediate Tax Free Bond Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan California Tax Free Bond Fund, and JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Municipal Income Fund, JPMorgan Tax Free Bond Fund, JPMorgan Ohio Municipal Bond Fund, JPMorgan Tax Aware Real Return Fund, JPMorgan Tax Aware Income Opportunities Fund, JPMorgan Managed Income Fund and JPMorgan Tax Aware Equity Fund will be decreased as set forth below for each Fund.

As a result of the decreases in the contractual expense waivers and the changes approved by the Board of Trustees, the following changes will be made:

Fee Table and Expense Example Changes

In connection with these changes, effective November 1, 2016, the “Annual Fund Operating Expenses” and “Example” sections in the respective prospectus and summary prospectus are hereby replaced with those set forth below (which also takes into account the increase to the Shareholder Service Fee, effective April 3, 2017).

JPMorgan Ohio Municipal Bond Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.43	0.44	0.44
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.18	0.19	0.19

Total Annual Fund Operating Expenses	0.98	1.49	0.74
Fee Waivers and Expense Reimbursements[1]	(0.23)	(0.24)	(0.24)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.75	1.25	0.50

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.25%, and 0.50% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	630	852	1,490
CLASS C SHARES ($)	227	423	766	1,737
SELECT CLASS SHARES ($)	51	187	363	872

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	630	852	1,490
CLASS C SHARES ($)	127	423	766	1,737
SELECT CLASS SHARES ($)	51	187	363	872

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SUMMARY PROSPECTUSES,
PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/18
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
JPMorgan Ohio Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[5]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.75%	[5]
1 Year	rr_ExpenseExampleYear01	$ 449
3 Years	rr_ExpenseExampleYear03	630
5 Years	rr_ExpenseExampleYear05	852
10 Years	rr_ExpenseExampleYear10	1,490
1 Year	rr_ExpenseExampleNoRedemptionYear01	449
3 Years	rr_ExpenseExampleNoRedemptionYear03	630
5 Years	rr_ExpenseExampleNoRedemptionYear05	852
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,490
JPMorgan Ohio Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[5]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.25%	[5]
1 Year	rr_ExpenseExampleYear01	$ 227
3 Years	rr_ExpenseExampleYear03	423
5 Years	rr_ExpenseExampleYear05	766
10 Years	rr_ExpenseExampleYear10	1,737
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	423
5 Years	rr_ExpenseExampleNoRedemptionYear05	766
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,737
JPMorgan Ohio Municipal Bond Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[5]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[5]
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	187
5 Years	rr_ExpenseExampleYear05	363
10 Years	rr_ExpenseExampleYear10	872
1 Year	rr_ExpenseExampleNoRedemptionYear01	51
3 Years	rr_ExpenseExampleNoRedemptionYear03	187
5 Years	rr_ExpenseExampleNoRedemptionYear05	363
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 872

[1]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.70%, 1.20%, 0.25% and 0.25% of the average daily net assets of Class A, Class C, Select Class and Institutional Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
[2]	Effective April 3, 2017, the Shareholder Service Fee will increase from 0.10% to 0.25% of the average daily net assets of Institutional Class Shares.
[3]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.70%, 1.25%, and 0.45% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
[4]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.67%, 1.25%, and 0.45% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
[5]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.25%, and 0.50% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.